American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
May 31, 2026

Avantis Short-Term Fixed Income ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 77.3%
Aerospace and Defense — 1.1%
General Dynamics Corp., 3.625%, 4/1/30	202,000	195,908
General Electric Co., 4.30%, 7/29/30	125,000	124,271
Howmet Aerospace, Inc., 3.00%, 1/15/29	50,000	48,235
L3Harris Technologies, Inc., 4.40%, 6/15/28	592,000	591,281
L3Harris Technologies, Inc., 5.05%, 6/1/29	1,971,000	1,999,311
Lockheed Martin Corp., 4.50%, 2/15/29	2,518,000	2,526,597
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	100,638
RTX Corp., 5.75%, 1/15/29	396,000	409,398
Textron, Inc., 3.90%, 9/17/29	1,500,000	1,465,942
		7,461,581
Air Freight and Logistics — 0.0%
FedEx Corp., 3.10%, 8/5/29	125,000	119,803
United Parcel Service, Inc., 3.40%, 3/15/29	195,000	190,363
		310,166
Automobiles — 1.9%
American Honda Finance Corp., 4.55%, 3/3/28	1,774,000	1,776,393
American Honda Finance Corp., 4.90%, 3/13/29	886,000	893,018
American Honda Finance Corp., 4.80%, 3/5/30	1,725,000	1,725,581
General Motors Co., 5.35%, 4/15/28	105,000	106,438
General Motors Co., 5.00%, 10/1/28	843,000	850,358
General Motors Financial Co., Inc., 5.00%, 4/9/27	451,000	453,507
General Motors Financial Co., Inc., 2.70%, 8/20/27	9,000	8,818
General Motors Financial Co., Inc., 5.45%, 7/15/30	517,000	529,571
Mercedes-Benz Finance North America LLC, 8.50%, 1/18/31	240,000	276,881
Toyota Motor Corp., 2.76%, 7/2/29	1,330,000	1,269,705
Toyota Motor Credit Corp., 5.25%, 9/11/28	492,000	502,304
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,202,000	1,224,876
Toyota Motor Credit Corp., 4.45%, 6/29/29	943,000	944,585
Toyota Motor Credit Corp., 4.55%, 8/9/29	1,922,000	1,929,194
Toyota Motor Credit Corp., 4.95%, 1/9/30	120,000	121,960
Toyota Motor Credit Corp., 4.80%, 5/15/30	135,000	136,363
		12,749,552
Banks — 13.6%
African Development Bank, 4.125%, 2/25/27	1,000,000	1,001,440
African Development Bank, 4.375%, 11/3/27	1,000,000	1,004,987
Asian Development Bank, 1.50%, 1/20/27	1,000,000	985,297
Asian Development Bank, 4.375%, 1/14/28	320,000	321,867
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,147,000	1,143,283
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 3/13/29	460,000	470,777
Banco Santander SA, 5.57%, 1/17/30	160,000	163,949
Banco Santander SA, 3.49%, 5/28/30	1,600,000	1,524,314
Bank of America Corp., VRN, 5.20%, 4/25/29	1,488,000	1,506,903
Bank of America Corp., VRN, 4.62%, 5/9/29	938,000	940,366
Bank of Montreal, 5.72%, 9/25/28	3,170,000	3,257,440
Bank of Nova Scotia, 5.45%, 8/1/29	3,760,000	3,863,929
Bank of Nova Scotia, 4.85%, 2/1/30	225,000	227,091
Barclays PLC, VRN, 4.94%, 9/10/30	500,000	501,909
Barclays PLC, VRN, 5.37%, 2/25/31	2,300,000	2,337,991

Canadian Imperial Bank of Commerce, 5.26%, 4/8/29	854,000	871,512
Canadian Imperial Bank of Commerce, VRN, 4.58%, 9/8/31	649,000	643,881
Citibank NA, 4.84%, 8/6/29	1,300,000	1,316,484
Citigroup, Inc., VRN, 4.54%, 9/19/30	1,373,000	1,367,669
Citigroup, Inc., VRN, 2.57%, 6/3/31	104,000	95,687
Citizens Financial Group, Inc., 2.50%, 2/6/30	100,000	92,295
Citizens Financial Group, Inc., 3.25%, 4/30/30	2,120,000	2,008,403
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	1,823,000	1,844,694
Cooperatieve Rabobank UA, 4.80%, 1/9/29	1,217,000	1,231,928
European Bank for Reconstruction & Development, 4.375%, 3/9/28	1,000,000	1,005,955
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	100,151
European Investment Bank, 4.375%, 3/19/27	1,475,000	1,480,590
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	1,066,000	1,103,940
Fifth Third Bancorp, VRN, 4.77%, 7/28/30	1,281,000	1,281,170
HSBC Holdings PLC, 4.95%, 3/31/30	2,150,000	2,175,720
HSBC Holdings PLC, VRN, 4.76%, 6/9/28	225,000	225,607
HSBC Holdings PLC, VRN, 5.21%, 8/11/28	1,450,000	1,461,982
HSBC Holdings PLC, VRN, 2.21%, 8/17/29	580,000	551,287
HSBC Holdings PLC, VRN, 2.85%, 6/4/31	300,000	278,041
Huntington National Bank, 5.65%, 1/10/30	1,500,000	1,549,623
ING Groep NV, VRN, 5.07%, 3/25/31	750,000	757,913
Inter-American Development Bank, 2.375%, 7/7/27	1,500,000	1,474,653
Inter-American Development Bank, 3.125%, 9/18/28	224,000	219,548
International Bank for Reconstruction & Development, 3.125%, 6/15/27	150,000	148,754
International Bank for Reconstruction & Development, 0.75%, 11/24/27	150,000	143,043
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	960,000	951,677
JPMorgan Chase & Co., VRN, 4.20%, 7/23/29	635,000	630,553
JPMorgan Chase & Co., VRN, 5.58%, 4/22/30	599,000	614,370
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	557,000	543,560
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	1,210,000	1,221,773
JPMorgan Chase & Co., VRN, 4.60%, 10/22/30	841,000	839,883
JPMorgan Chase & Co., VRN, 5.14%, 1/24/31	100,000	101,585
KeyCorp, 4.10%, 4/30/28	426,000	423,510
KeyCorp, 2.55%, 10/1/29	2,042,000	1,912,104
Kreditanstalt fuer Wiederaufbau, 3.50%, 8/27/27	1,168,000	1,162,358
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,194,000	1,191,898
Landwirtschaftliche Rentenbank, 3.875%, 9/28/27	1,034,000	1,033,140
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,700,000	1,703,805
M&T Bank Corp., VRN, 6.08%, 3/13/32	2,348,000	2,454,125
Mitsubishi UFJ Financial Group, Inc., 2.56%, 2/25/30	2,255,000	2,091,689
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	640,000	578,975
Mitsubishi UFJ Financial Group, Inc., VRN, 4.51%, 1/14/32	500,000	492,915
Mizuho Financial Group, Inc., VRN, 5.38%, 7/10/30	200,000	204,182
Mizuho Financial Group, Inc., VRN, 3.15%, 7/16/30	405,000	387,575
Mizuho Financial Group, Inc., VRN, 2.20%, 7/10/31	2,000,000	1,808,328
National Bank of Canada, 4.50%, 10/10/29	2,055,000	2,049,444
NatWest Group PLC, VRN, 4.89%, 5/18/29	1,000,000	1,006,109
Nordic Investment Bank, 3.75%, 5/9/30	200,000	197,113
Oesterreichische Kontrollbank AG, 4.00%, 5/28/28	919,000	918,610
PNC Financial Services Group, Inc., 3.45%, 4/23/29	1,813,000	1,768,203
PNC Financial Services Group, Inc., 2.55%, 1/22/30	1,485,000	1,385,814
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31	445,000	453,398
Royal Bank of Canada, VRN, 5.15%, 2/4/31	1,972,000	2,002,351
Royal Bank of Canada, VRN, 4.97%, 5/2/31	916,000	925,606
Royal Bank of Canada, VRN, 4.70%, 8/6/31	1,224,000	1,222,318

Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	300,000	308,786
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	290,000	298,952
Santander Holdings USA, Inc., VRN, 5.35%, 9/6/30	360,000	364,138
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	190,000	194,895
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28	531,000	530,243
Toronto-Dominion Bank, 5.53%, 7/17/26	465,000	465,985
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	255,736
Toronto-Dominion Bank, 4.99%, 4/5/29	2,799,000	2,837,523
Truist Financial Corp., VRN, 4.87%, 1/26/29	910,000	915,872
Truist Financial Corp., VRN, 5.07%, 5/20/31	1,644,000	1,663,615
U.S. Bancorp, 1.375%, 7/22/30	1,378,000	1,213,539
U.S. Bancorp, VRN, 5.38%, 1/23/30	367,000	374,449
U.S. Bancorp, VRN, 5.05%, 2/12/31	1,972,000	1,998,022
U.S. Bancorp, VRN, 5.08%, 5/15/31	966,000	979,655
Wells Fargo & Co., 4.15%, 1/24/29	2,807,000	2,788,273
Wells Fargo & Co., VRN, 5.15%, 4/23/31	450,000	456,767
Westpac Banking Corp., 4.35%, 7/1/30	345,000	344,753
		90,950,247
Beverages — 0.4%
Constellation Brands, Inc., 4.35%, 5/9/27	50,000	50,071
Constellation Brands, Inc., 4.65%, 11/15/28	804,000	806,304
Constellation Brands, Inc., 3.15%, 8/1/29	619,000	593,365
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	530,000	520,465
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	433,000	435,787
		2,405,992
Biotechnology — 0.6%
AbbVie, Inc., 4.65%, 3/15/28	1,561,000	1,572,213
AbbVie, Inc., 4.80%, 3/15/29	409,000	413,677
AbbVie, Inc., 4.875%, 3/15/30	1,704,000	1,729,357
		3,715,247
Broadline Retail — 0.5%
Amazon.com, Inc., 4.00%, 3/13/29	2,000,000	1,985,629
Amazon.com, Inc., 4.65%, 12/1/29	1,500,000	1,515,369
		3,500,998
Building Products — 0.5%
Owens Corning, 3.95%, 8/15/29	2,666,000	2,621,496
Trane Technologies Financing Ltd., 3.80%, 3/21/29	521,000	513,497
		3,134,993
Capital Markets — 6.1%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,450,000	3,257,847
Ameriprise Financial, Inc., 5.70%, 12/15/28	4,245,000	4,373,227
Ares Management Corp., 6.375%, 11/10/28	943,000	978,689
Blackrock, Inc., 3.25%, 4/30/29	1,000,000	974,537
Blackstone Reg Finance Co. LLC, 4.30%, 11/3/30(1)	3,230,000	3,180,496
Brookfield Finance, Inc., 3.90%, 1/25/28	2,394,000	2,370,552
Cboe Global Markets, Inc., 1.625%, 12/15/30	3,270,000	2,879,381
Charles Schwab Corp., 3.25%, 5/22/29	2,263,000	2,196,735
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,050,000	1,084,366
Deutsche Bank AG, VRN, 4.47%, 12/10/31	1,000,000	984,141
Goldman Sachs Group, Inc., 2.60%, 2/7/30	517,000	481,939
Goldman Sachs Group, Inc., 3.80%, 3/15/30	567,000	550,235
Goldman Sachs Group, Inc., VRN, 5.05%, 7/23/30	857,000	865,087
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	916,000	897,998
Intercontinental Exchange, Inc., 3.625%, 9/1/28	402,000	395,495
Intercontinental Exchange, Inc., 4.35%, 6/15/29	899,000	896,042

Intercontinental Exchange, Inc., 2.10%, 6/15/30	3,705,000	3,376,292
Lazard Group LLC, 4.50%, 9/19/28	2,995,000	2,984,643
LPL Holdings, Inc., 5.70%, 5/20/27	2,231,000	2,256,292
Morgan Stanley, VRN, 3.77%, 1/24/29	428,000	422,973
Morgan Stanley, VRN, 5.16%, 4/20/29	960,000	970,045
Morgan Stanley, VRN, 6.41%, 11/1/29	241,000	250,621
Morgan Stanley, VRN, 2.70%, 1/22/31	631,000	587,521
Morgan Stanley, VRN, 3.62%, 4/1/31	1,097,000	1,053,386
S&P Global, Inc., 2.50%, 12/1/29(1)	218,000	204,553
State Street Corp., 4.83%, 4/24/30	2,051,000	2,078,883
		40,551,976
Chemicals — 1.2%
Eastman Chemical Co., 5.00%, 8/1/29	1,721,000	1,737,345
Ecolab, Inc., 1.30%, 1/30/31	1,074,000	928,969
Mosaic Co., 5.375%, 11/15/28	1,870,000	1,900,551
Mosaic Co., 4.35%, 1/15/29	2,270,000	2,250,937
Nutrien Ltd., 4.90%, 3/27/28	294,000	296,486
Nutrien Ltd., 4.20%, 4/1/29	379,000	376,274
RPM International, Inc., 4.55%, 3/1/29	430,000	430,259
		7,920,821
Commercial Services and Supplies — 0.8%
Eaton Capital ULC, 4.45%, 5/9/30	1,125,000	1,122,522
Republic Services, Inc., 4.875%, 4/1/29	219,000	221,894
Republic Services, Inc., 4.75%, 7/15/30	1,575,000	1,590,580
Veralto Corp., 5.35%, 9/18/28	235,000	239,045
Waste Management, Inc., 4.875%, 2/15/29	1,804,000	1,828,953
Waste Management, Inc., 4.65%, 3/15/30	508,000	511,382
		5,514,376
Communications Equipment — 0.5%
Cisco Systems, Inc., 4.85%, 2/26/29	2,794,000	2,836,912
Motorola Solutions, Inc., 5.00%, 4/15/29	715,000	724,550
		3,561,462
Construction Materials — 0.4%
Vulcan Materials Co., 4.95%, 12/1/29	2,732,000	2,767,740
Consumer Finance — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	150,000	153,279
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	2,150,000	2,253,097
American Express Co., 4.05%, 5/3/29	1,673,000	1,665,301
American Express Co., VRN, 5.28%, 7/27/29	190,000	193,034
American Express Co., VRN, 4.46%, 2/10/32	1,882,000	1,859,646
Capital One Financial Corp., 3.75%, 3/9/27	508,000	506,357
Capital One Financial Corp., 3.80%, 1/31/28	132,000	130,675
Capital One Financial Corp., VRN, 5.47%, 2/1/29	399,000	404,871
Capital One Financial Corp., VRN, 6.31%, 6/8/29	1,521,000	1,569,477
Capital One Financial Corp., VRN, 5.25%, 7/26/30	470,000	477,101
Sumisho Air Lease Corp., 1.875%, 8/15/26	1,295,000	1,287,703
Sumisho Air Lease Corp., 3.625%, 12/1/27	334,000	329,485
		10,830,026
Consumer Staples Distribution & Retail — 0.5%
Dollar Tree, Inc., 4.20%, 5/15/28	421,000	418,625
Kroger Co., 4.50%, 1/15/29	466,000	466,875
Sysco Corp., 5.75%, 1/17/29	151,000	155,380
Target Corp., 3.375%, 4/15/29	2,276,000	2,222,475
		3,263,355

Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.80%, 3/17/28	1,755,000	1,765,042
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	362,000	366,708
WRKCo, Inc., 4.90%, 3/15/29	181,000	182,351
		2,314,101
Diversified REITs — 6.5%
Boston Properties LP, 2.75%, 10/1/26	1,130,000	1,125,162
Boston Properties LP, 4.50%, 12/1/28	2,041,000	2,035,752
Brixmor Operating Partnership LP, 3.90%, 3/15/27	350,000	349,028
Brixmor Operating Partnership LP, 4.125%, 5/15/29	2,734,000	2,698,501
Digital Realty Trust LP, 4.45%, 7/15/28	1,123,000	1,122,108
Digital Realty Trust LP, 3.60%, 7/1/29	2,034,000	1,978,054
ERP Operating LP, 2.50%, 2/15/30	1,327,000	1,234,816
Essex Portfolio LP, 3.00%, 1/15/30	3,303,000	3,121,553
Federal Realty OP LP, 3.25%, 7/15/27	462,000	456,295
Federal Realty OP LP, 5.375%, 5/1/28	155,000	157,421
Federal Realty OP LP, 3.20%, 6/15/29	145,000	139,260
Host Hotels & Resorts LP, 3.375%, 12/15/29	1,097,000	1,045,245
Host Hotels & Resorts LP, 3.50%, 9/15/30	2,247,000	2,120,662
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	1,269,000	1,202,290
Invitation Homes Operating Partnership LP, 5.45%, 8/15/30	1,510,000	1,537,673
Mid-America Apartments LP, 2.75%, 3/15/30	3,863,000	3,628,541
Prologis LP, 4.00%, 9/15/28	689,000	683,847
Prologis LP, 4.375%, 2/1/29	1,375,000	1,375,278
Prologis LP, 1.75%, 7/1/30	1,386,000	1,241,923
Rexford Industrial Realty LP, 5.00%, 6/15/28	937,000	944,851
Simon Property Group LP, 2.45%, 9/13/29	4,364,000	4,091,482
Simon Property Group LP, 4.375%, 10/1/30	1,360,000	1,349,352
Ventas Realty LP, 3.25%, 10/15/26	1,362,000	1,356,827
Ventas Realty LP, 4.40%, 1/15/29	1,851,000	1,843,294
Welltower OP LLC, 4.50%, 7/1/30	3,900,000	3,886,668
WP Carey, Inc., 4.25%, 10/1/26	1,034,000	1,033,999
WP Carey, Inc., 4.65%, 7/15/30	2,004,000	1,997,636
		43,757,518
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.35%, 3/1/29	254,000	253,490
Sprint Capital Corp., 6.875%, 11/15/28	1,446,000	1,523,857
Verizon Communications, Inc., 7.75%, 12/1/30	587,000	659,653
		2,437,000
Electric Utilities — 4.1%
AEP Texas, Inc., 5.45%, 5/15/29	1,670,000	1,710,301
American Electric Power Co., Inc., 5.20%, 1/15/29	328,000	333,847
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	205,000	204,628
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	140,000	142,690
Commonwealth Edison Co., 2.95%, 8/15/27	2,210,000	2,178,900
Constellation Energy Generation LLC, 5.60%, 3/1/28	511,000	520,560
Duke Energy Carolinas LLC, 3.95%, 11/15/28	761,000	754,581
Emera U.S. Finance LP, 3.55%, 6/15/26	2,672,000	2,671,229
Entergy Texas, Inc., 4.00%, 3/30/29	492,000	486,204
Florida Power & Light Co., 5.15%, 6/15/29	255,000	260,691
Interstate Power & Light Co., 4.10%, 9/26/28	150,000	148,824
Interstate Power & Light Co., 3.60%, 4/1/29	465,000	455,209
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,463,000	1,435,484
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,865,000	1,905,304
Nevada Power Co., 3.70%, 5/1/29	621,000	609,186

NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	165,000	157,042
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	887,000	864,943
NSTAR Electric Co., 4.85%, 3/1/30	2,121,000	2,143,845
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,741,000	1,795,016
Pacific Gas & Electric Co., 5.00%, 6/4/28	345,000	347,480
Pacific Gas & Electric Co., 3.75%, 7/1/28	763,000	749,306
Pacific Gas & Electric Co., 6.10%, 1/15/29	82,000	84,634
Pacific Gas & Electric Co., 5.55%, 5/15/29	1,037,000	1,060,603
PacifiCorp, 5.10%, 2/15/29	295,000	298,548
Public Service Electric & Gas Co., 3.20%, 5/15/29	1,892,000	1,836,018
Southern California Edison Co., 5.25%, 3/15/30	715,000	723,798
Southern Co., 5.50%, 3/15/29	105,000	107,726
Wisconsin Electric Power Co., 5.00%, 5/15/29	1,051,000	1,068,240
Wisconsin Public Service Corp., 4.55%, 12/1/29	2,213,000	2,218,946
		27,273,783
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., 4.125%, 11/15/30	3,610,000	3,550,464
Jabil, Inc., 5.45%, 2/1/29	335,000	340,678
		3,891,142
Energy Equipment and Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	185,000	177,612
Financial Services — 1.2%
Block Financial LLC, 2.50%, 7/15/28	109,000	104,057
Corebridge Financial, Inc., 3.85%, 4/5/29	2,270,000	2,219,408
Equitable Holdings, Inc., 4.35%, 4/20/28	740,000	737,300
Fiserv, Inc., 4.20%, 10/1/28	186,000	184,132
Global Payments, Inc., 4.95%, 8/15/27	488,000	489,660
Mastercard, Inc., 2.95%, 6/1/29	3,561,000	3,435,028
UBS AG, 5.65%, 9/11/28	200,000	205,639
Voya Financial, Inc., 3.65%, 6/15/26	344,000	343,888
		7,719,112
Food Products — 1.4%
Conagra Brands, Inc., 7.00%, 10/1/28	1,146,000	1,201,020
Conagra Brands, Inc., 4.85%, 11/1/28	287,000	287,632
General Mills, Inc., 5.50%, 10/17/28	200,000	204,573
General Mills, Inc., 4.875%, 1/30/30	100,000	100,707
J.M. Smucker Co., 5.90%, 11/15/28	150,000	154,907
Kellanova, 2.10%, 6/1/30	3,360,000	3,062,027
Kraft Heinz Foods Co., 4.625%, 1/30/29	680,000	681,131
Mars, Inc., 4.80%, 3/1/30(2)	1,806,000	1,819,330
Mondelez International, Inc., 2.75%, 4/13/30	549,000	513,948
Tyson Foods, Inc., 4.35%, 3/1/29	679,000	676,775
Tyson Foods, Inc., 5.40%, 3/15/29	388,000	396,898
		9,098,948
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,188,000	2,205,861
Union Pacific Corp., 3.70%, 3/1/29	387,000	381,127
Union Pacific Corp., 2.40%, 2/5/30	561,000	523,100
		3,110,088
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 4.00%, 3/15/31	1,500,000	1,467,511
Solventum Corp., 5.45%, 2/25/27	97,000	97,624
Solventum Corp., 5.40%, 3/1/29	412,000	420,261
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	2,569,000	2,606,411
		4,591,807

Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 5.125%, 2/15/29	1,211,000	1,229,635
Cardinal Health, Inc., 4.50%, 9/15/30	230,000	228,211
Cigna Group, 4.375%, 10/15/28	733,000	732,317
Cigna Group, 5.00%, 5/15/29	507,000	514,781
CVS Health Corp., 5.00%, 1/30/29	408,000	412,797
Elevance Health, Inc., 4.10%, 3/1/28	890,000	885,290
Elevance Health, Inc., 5.15%, 6/15/29	2,019,000	2,050,643
HCA, Inc., 5.20%, 6/1/28	515,000	521,933
HCA, Inc., 4.125%, 6/15/29	1,976,000	1,948,289
HCA, Inc., 5.45%, 4/1/31	186,000	190,224
Humana, Inc., 5.75%, 3/1/28	100,000	101,955
Humana, Inc., 3.70%, 3/23/29	822,000	802,305
Humana, Inc., 4.875%, 4/1/30	1,393,000	1,396,467
IQVIA, Inc., 6.25%, 2/1/29	1,976,000	2,045,524
		13,060,371
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	150,000	149,678
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	1,080,000	1,074,382
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,869,000	1,872,364
Omega Healthcare Investors, Inc., 4.75%, 1/15/28	329,000	329,658
Omega Healthcare Investors, Inc., 5.20%, 7/1/30	2,348,000	2,364,958
		5,791,040
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., 4.65%, 3/16/31	350,000	350,098
Booking Holdings, Inc., 3.55%, 3/15/28	943,000	930,902
Expedia Group, Inc., 3.80%, 2/15/28	1,313,000	1,298,637
Hyatt Hotels Corp., 4.375%, 9/15/28	250,000	248,682
Hyatt Hotels Corp., 5.25%, 6/30/29	177,000	179,802
Marriott International, Inc., 5.45%, 9/15/26	150,000	150,287
Marriott International, Inc., 5.55%, 10/15/28	350,000	358,579
Marriott International, Inc., 4.625%, 6/15/30	116,000	115,856
Starbucks Corp., 3.55%, 8/15/29	508,000	495,969
		4,128,812
Household Durables — 0.1%
Mohawk Industries, Inc., 5.85%, 9/18/28	696,000	714,796
Industrial Conglomerates — 1.0%
3M Co., 4.80%, 3/15/30	870,000	877,605
Honeywell International, Inc., 2.70%, 8/15/29	534,000	506,290
Pentair Finance SARL, 4.50%, 7/1/29	1,935,000	1,924,628
Siemens Funding BV, 4.60%, 5/28/30(2)	3,275,000	3,291,168
		6,599,691
Insurance — 4.9%
Allstate Corp., 1.45%, 12/15/30	3,920,000	3,414,353
Aon Corp., 3.75%, 5/2/29	1,138,000	1,113,900
Assurant, Inc., 4.90%, 3/27/28	2,615,000	2,623,752
Athene Holding Ltd., 6.15%, 4/3/30	1,360,000	1,413,124
AXIS Specialty Finance LLC, 3.90%, 7/15/29	1,863,000	1,820,043
Chubb INA Holdings LLC, 4.65%, 8/15/29	2,253,000	2,272,139
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	2,041,000	2,050,740
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,667,000	1,674,699
Fairfax Financial Holdings Ltd., 4.625%, 4/29/30	500,000	497,836
Fidelity National Financial, Inc., 3.40%, 6/15/30	3,450,000	3,255,175
Lincoln National Corp., 3.80%, 3/1/28	1,357,000	1,340,826
Lincoln National Corp., 3.40%, 1/15/31(1)	340,000	318,936

Pacific Life Global Funding II, 4.45%, 5/1/28(2)	1,809,000	1,809,495
Principal Financial Group, Inc., 3.70%, 5/15/29	1,775,000	1,735,738
Progressive Corp., 6.625%, 3/1/29	3,232,000	3,429,022
Progressive Corp., 4.60%, 3/26/31	943,000	943,581
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,555,000	1,480,097
Reinsurance Group of America, Inc., 3.90%, 5/15/29	125,000	122,774
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	1,611,000	1,597,385
		32,913,615
Interactive Media and Services — 0.3%
Meta Platforms, Inc., 4.80%, 5/15/30	135,000	137,015
Meta Platforms, Inc., 4.55%, 5/15/31	1,986,000	1,979,450
		2,116,465
IT Services — 0.4%
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,103,618
IBM International Capital Pte. Ltd., 4.75%, 2/5/31	220,000	220,952
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,609,001
		2,933,571
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 4.75%, 12/12/30	1,823,000	1,819,600
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	3,205,000	3,258,612
		5,078,212
Machinery — 1.8%
CNH Industrial Capital LLC, 5.50%, 1/12/29	2,076,000	2,119,781
Cummins, Inc., 4.90%, 2/20/29	1,904,000	1,931,892
Deere & Co., 5.375%, 10/16/29	511,000	529,448
Deere Funding Canada Corp., 4.15%, 10/9/30	164,000	161,583
IDEX Corp., 4.95%, 9/1/29	608,000	614,039
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,563,000	1,594,829
John Deere Capital Corp., 4.50%, 1/16/29	355,000	357,305
John Deere Capital Corp., 2.80%, 7/18/29	338,000	323,026
John Deere Capital Corp., 4.375%, 10/15/30	2,842,000	2,831,609
Otis Worldwide Corp., 5.25%, 8/16/28	143,000	145,496
Otis Worldwide Corp., 2.57%, 2/15/30	188,000	174,970
PACCAR Financial Corp., 4.55%, 5/8/30(1)	1,370,000	1,381,377
		12,165,355
Media — 0.1%
Fox Corp., 4.71%, 1/25/29	446,000	447,600
Metals and Mining — 0.6%
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	345,000	350,539
BHP Billiton Finance USA Ltd., 5.25%, 9/8/30	1,059,000	1,086,443
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,260,000	2,226,913
Freeport-McMoRan, Inc., 4.625%, 8/1/30	160,000	159,511
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	292,000	308,630
		4,132,036
Multi-Utilities — 1.1%
Ameren Corp., 5.00%, 1/15/29	1,367,000	1,383,173
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,279,000	2,333,564
Consumers Energy Co., 4.60%, 5/30/29	1,723,000	1,732,509
Consumers Energy Co., 4.70%, 1/15/30	1,388,000	1,396,922
National Grid PLC, 5.60%, 6/12/28	320,000	326,746
		7,172,914
Oil, Gas and Consumable Fuels — 5.3%
Boardwalk Pipelines LP, 4.45%, 7/15/27	50,000	49,949
BP Capital Markets America, Inc., 3.94%, 9/21/28	610,000	604,478
BP Capital Markets America, Inc., 4.70%, 4/10/29	838,000	844,505

BP Capital Markets America, Inc., 4.87%, 11/25/29	1,762,000	1,787,339
Cheniere Energy, Inc., 4.625%, 10/15/28	640,000	639,751
Chevron USA, Inc., 4.69%, 4/15/30	2,398,000	2,422,110
ConocoPhillips Co., 6.95%, 4/15/29	160,000	171,134
ConocoPhillips Co., 4.70%, 1/15/30	3,790,000	3,818,075
DCP Midstream Operating LP, 5.625%, 7/15/27	560,000	565,953
DCP Midstream Operating LP, 5.125%, 5/15/29	1,234,000	1,252,163
Devon Energy Corp., 4.50%, 1/15/30	224,000	223,096
Enbridge, Inc., 6.00%, 11/15/28	170,000	175,902
Enbridge, Inc., 4.20%, 11/20/28	1,823,000	1,810,959
Enbridge, Inc., 5.30%, 4/5/29	495,000	504,840
Enbridge, Inc., 4.50%, 2/15/31	500,000	494,905
Energy Transfer LP, 6.05%, 12/1/26	403,000	405,921
Energy Transfer LP, 5.50%, 6/1/27	849,000	856,582
Energy Transfer LP, 4.00%, 10/1/27	195,000	194,221
Energy Transfer LP, 5.55%, 2/15/28	662,000	673,480
Energy Transfer LP, 4.95%, 5/15/28	431,000	434,525
Enterprise Products Operating LLC, 3.125%, 7/31/29	300,000	288,815
EQT Corp., 5.70%, 4/1/28	1,178,000	1,202,712
Equinor ASA, 3.00%, 4/6/27	100,000	99,242
Equinor ASA, 7.25%, 9/23/27	899,000	935,047
Kinder Morgan, Inc., 5.00%, 2/1/29	774,000	784,385
Kinder Morgan, Inc., 5.15%, 6/1/30	575,000	587,389
MPLX LP, 4.25%, 12/1/27	213,000	212,581
MPLX LP, 4.80%, 2/15/29	1,186,000	1,193,436
ONEOK, Inc., 4.55%, 7/15/28	545,000	545,195
ONEOK, Inc., 5.65%, 11/1/28	939,000	961,526
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,215,000	1,173,972
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 1/15/31	1,966,000	1,956,053
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	971,000	967,736
Targa Resources Corp., 5.20%, 7/1/27	738,000	744,244
Targa Resources Corp., 6.15%, 3/1/29	808,000	840,881
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	486,000	486,061
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	201,000	212,161
Valero Energy Corp., 5.15%, 2/15/30	2,277,000	2,319,494
Williams Cos., Inc., 5.30%, 8/15/28	300,000	305,495
Woodside Finance Ltd., 4.90%, 5/19/28	1,362,000	1,372,353
		35,118,666
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,773,000	1,961,391
Passenger Airlines — 0.0%
Delta Air Lines, Inc., 3.75%, 10/28/29	100,000	96,709
American Airlines Pass-Through Trust, Class AA, 3.58%, 7/15/29	183,647	180,843
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	34,227	34,751
		312,303
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., 4.375%, 5/15/28	150,000	149,950
Pharmaceuticals — 1.8%
Astrazeneca Finance LLC, 4.85%, 2/26/29	1,547,000	1,568,500
Bristol-Myers Squibb Co., 3.40%, 7/26/29	459,000	446,052
Bristol-Myers Squibb Co., 5.10%, 2/22/31	315,000	322,249
Eli Lilly & Co., 3.375%, 3/15/29	280,000	273,983
Eli Lilly & Co., 4.20%, 8/14/29	2,447,000	2,443,908
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,484,000	1,446,000
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	529,000	530,976

Merck & Co., Inc., 3.40%, 3/7/29	473,000	462,366
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,115,000	1,118,437
Pharmacia LLC, 6.60%, 12/1/28	3,000,000	3,157,740
		11,770,211
Professional Services — 0.3%
Paychex, Inc., 5.10%, 4/15/30	1,851,000	1,872,834
Real Estate Management and Development — 0.7%
CBRE Services, Inc., 5.50%, 4/1/29	2,125,000	2,176,752
CBRE Services, Inc., 4.80%, 6/15/30	224,000	224,649
First Industrial LP, 5.25%, 1/15/31	2,067,000	2,093,181
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	451,000	474,121
		4,968,703
Residential REITs — 1.5%
AvalonBay Communities, Inc., 3.30%, 6/1/29	679,000	656,546
AvalonBay Communities, Inc., 2.30%, 3/1/30	1,670,000	1,544,351
AvalonBay Communities, Inc., 4.35%, 12/1/30	916,000	908,629
Camden Property Trust, 4.10%, 10/15/28	1,269,000	1,262,650
Camden Property Trust, 3.15%, 7/1/29	916,000	879,559
Camden Property Trust, 2.80%, 5/15/30	1,182,000	1,105,477
UDR, Inc., 3.50%, 7/1/27	22,000	21,833
UDR, Inc., 4.40%, 1/26/29	1,844,000	1,840,315
UDR, Inc., 3.20%, 1/15/30	1,607,000	1,534,037
		9,753,397
Retail REITs — 0.3%
NNN REIT, Inc., 3.50%, 10/15/27	50,000	49,398
Realty Income Corp., 3.25%, 6/15/29	749,000	722,763
Realty Income Corp., 3.25%, 1/15/31	157,000	147,776
Realty Income Corp., 3.20%, 2/15/31	1,405,000	1,316,566
		2,236,503
Semiconductors and Semiconductor Equipment — 1.6%
Applied Materials, Inc., 4.00%, 1/15/31	101,000	98,971
Broadcom, Inc., 5.05%, 7/12/29	1,240,000	1,261,807
Broadcom, Inc., 4.35%, 2/15/30	1,214,000	1,206,808
Broadcom, Inc., 5.05%, 4/15/30	2,124,000	2,159,670
Intel Corp., 5.125%, 2/10/30	894,000	908,439
KLA Corp., 4.10%, 3/15/29	1,978,000	1,964,837
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	166,418
Marvell Technology, Inc., 5.75%, 2/15/29	2,146,000	2,208,282
QUALCOMM, Inc., 4.50%, 5/20/30	1,016,000	1,021,458
Texas Instruments, Inc., 4.60%, 2/8/29	25,000	25,281
		11,021,971
Software — 0.5%
Atlassian Corp., 5.25%, 5/15/29	309,000	312,613
Intuit, Inc., 5.125%, 9/15/28	325,000	330,087
Salesforce, Inc., 4.50%, 3/15/28	1,882,000	1,884,533
ServiceNow, Inc., 4.25%, 5/15/28	500,000	500,086
		3,027,319
Specialized REITs — 1.5%
American Tower Corp., 5.50%, 3/15/28	323,000	328,648
American Tower Corp., 5.80%, 11/15/28	320,000	329,012
American Tower Corp., 3.95%, 3/15/29	568,000	559,231
American Tower Corp., 5.00%, 1/31/30	205,000	207,382
American Tower Corp., 4.90%, 3/15/30	1,194,000	1,205,202
Crown Castle, Inc., 5.00%, 1/11/28	115,000	115,927
Crown Castle, Inc., 4.80%, 9/1/28	150,000	150,838

Crown Castle, Inc., 5.60%, 6/1/29	1,836,000	1,882,389
Public Storage Operating Co., 1.85%, 5/1/28	100,000	95,643
Public Storage Operating Co., 5.125%, 1/15/29(1)	1,066,000	1,087,889
VICI Properties LP, 4.75%, 4/1/28	1,350,000	1,350,359
Weyerhaeuser Co., 4.00%, 11/15/29	2,872,000	2,814,157
		10,126,677
Specialty Retail — 1.1%
AutoZone, Inc., 4.00%, 4/15/30	626,000	612,089
Home Depot, Inc., 4.90%, 4/15/29	585,000	594,611
Home Depot, Inc., 2.95%, 6/15/29	1,471,000	1,415,381
Home Depot, Inc., 4.75%, 6/25/29	1,351,000	1,368,491
Lowe's Cos., Inc., 3.65%, 4/5/29	398,000	389,352
TJX Cos., Inc., 3.875%, 4/15/30	3,280,000	3,227,618
		7,607,542
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 1.65%, 5/11/30	1,730,000	1,569,338
Dell International LLC/EMC Corp., 4.90%, 10/1/26	488,000	488,592
Dell International LLC/EMC Corp., 4.75%, 4/1/28	902,000	907,388
Dell International LLC/EMC Corp., 5.30%, 10/1/29	714,000	729,552
HP, Inc., 4.00%, 4/15/29	1,821,000	1,791,748
		5,486,618
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp., 2.95%, 6/15/30	4,514,000	4,244,418
Transportation Infrastructure — 0.4%
Aon North America, Inc., 5.15%, 3/1/29	2,358,000	2,396,579
Unknown GS — 0.3%
Asian Development Bank, 2.75%, 1/19/28	1,000,000	980,536
International Bank for Reconstruction & Development, 3.50%, 7/12/28	1,000,000	989,420
		1,969,956
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 4.80%, 7/15/28	433,000	436,375
T-Mobile USA, Inc., 2.40%, 3/15/29	296,000	279,959
T-Mobile USA, Inc., 3.875%, 4/15/30	824,000	801,971
Vodafone Group PLC, 7.875%, 2/15/30	330,000	366,423
		1,884,728
TOTAL CORPORATE BONDS (Cost $516,842,724)		516,173,887
U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Notes, 1.50%, 8/15/26	3,550,000	3,533,222
U.S. Treasury Notes, 3.50%, 9/30/26	5,595,000	5,590,389
U.S. Treasury Notes, 1.625%, 10/31/26	6,600,000	6,541,782
U.S. Treasury Notes, 4.125%, 1/31/27	10,500,000	10,521,604
U.S. Treasury Notes, 3.875%, 7/31/27	4,900,000	4,896,746
U.S. Treasury Notes, 0.75%, 1/31/28	1,468,000	1,391,962
U.S. Treasury Notes, 1.25%, 4/30/28	4,484,000	4,258,486
U.S. Treasury Notes, 1.25%, 6/30/28	4,587,800	4,337,353
U.S. Treasury Notes, 1.00%, 7/31/28	6,689,200	6,274,914
U.S. Treasury Notes, 1.25%, 9/30/28	5,390,000	5,059,652
U.S. Treasury Notes, 3.125%, 11/15/28	5,005,700	4,900,404
U.S. Treasury Notes, 1.375%, 12/31/28	6,912,000	6,464,610
U.S. Treasury Notes, 3.50%, 1/15/29	6,920,000	6,827,283
U.S. Treasury Notes, 1.75%, 1/31/29	6,028,300	5,681,555
U.S. Treasury Notes, 1.875%, 2/28/29	1,300,800	1,228,087
U.S. Treasury Notes, 2.375%, 3/31/29	6,990,000	6,679,819
U.S. Treasury Notes, 2.75%, 5/31/29	6,777,000	6,530,275

U.S. Treasury Notes, 4.25%, 6/30/29	4,410,000	4,433,773
U.S. Treasury Notes, 2.625%, 7/31/29	5,750,000	5,507,085
U.S. Treasury Notes, 3.875%, 9/30/29	1,720,000	1,709,384
U.S. Treasury Notes, 4.125%, 11/30/29	4,710,000	4,716,347
U.S. Treasury Notes, 0.625%, 8/15/30	6,830,000	5,917,555
U.S. Treasury Notes, 4.375%, 11/30/30	5,712,000	5,769,343
U.S. Treasury Notes, 4.125%, 3/31/31	4,020,000	4,016,938
U.S. Treasury Notes, 1.625%, 5/15/31	5,650,000	5,016,803
TOTAL U.S. TREASURY SECURITIES (Cost $128,423,527)		127,805,371
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	910,000	910,313
FHLB, 1.05%, 8/13/26	500,000	497,241
FHLB, 4.00%, 3/10/27	1,500,000	1,502,443
FHLB, 3.25%, 6/9/28	500,000	492,631
FHLB, 4.00%, 6/30/28	100,000	99,989
FHLB, 3.25%, 11/16/28	150,000	147,606
FHLMC, 0.80%, 10/27/26	685,000	676,559
FHLMC, 6.75%, 3/15/31	500,000	556,750
FNMA, 1.875%, 9/24/26	1,362,000	1,354,113
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	99,386
Tennessee Valley Authority, 3.875%, 3/15/28	941,000	939,668
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,276,743)		7,276,699
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Canada — 0.4%
Export Development Canada, 3.00%, 5/25/27	980,000	970,998
Export Development Canada, 3.75%, 9/7/27	990,000	986,915
Export Development Canada, 3.875%, 2/14/28	300,000	299,374
Export Development Canada, 4.125%, 2/13/29	300,000	300,652
		2,557,939
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	1,000,000	986,962
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,549,072)		3,544,901
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	306,472	306,472
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,325,545	4,325,545
TOTAL SHORT-TERM INVESTMENTS (Cost $4,632,017)		4,632,017
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $660,724,083)		659,432,875
OTHER ASSETS AND LIABILITIES — 1.2%		8,283,789
TOTAL NET ASSETS — 100.0%		$667,716,664

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,211,701. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $8,970,733, which represented 1.3% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,325,545.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$516,173,887	—
U.S. Treasury Securities	—	127,805,371	—
U.S. Government Agency Securities	—	7,276,699	—
Sovereign Governments and Agencies	—	3,544,901	—
Short-Term Investments	$4,632,017	—	—
	$4,632,017	$654,800,858	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.